Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Schedule of the restatement on each financial statement

	As Previously Reported	Adjustments	As Restated
Balance sheet as of September 29, 2020 (audited)
Warrant Liabilities	$—	$14,130,000	$14,130,000
Total Liabilities	9,801,361	14,130,000	23,931,361
Common Shares Subject to Possible Redemption	216,864,940	(14,130,000)	202,734,940
Class A Common Shares	192	142	334
Additional Paid-in Capital	5,003,290	849,751	5,853,041
Accumulated Deficit	(4,262)	(849,893)	(854,155)
Stockholders’ Equity	5,000,007	—	5,000,007

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liabilities	$—	$13,974,634	$13,974,634
Total Liabilities	9,820,896	13,974,634	23,795,530
Common Shares Subject to Possible Redemption	216,845,470	(13,974,630)	202,870,840
Class A Common Shares	193	139	332
Additional Paid-in Capital	5,022,759	694,384	5,717,143
Accumulated Deficit	(23,734)	(694,527)	(718,261)
Stockholders’ Equity	5,000,005	(4)	5,000,001

Balance sheet as of December 31, 2020 (audited)
Warrant Liabilities	$—	$17,365,433	$17,365,433
Total Liabilities	10,592,983	17,365,433	27,958,416
Common Shares Subject to Possible Redemption	215,847,631	(17,365,431)	198,482,200
Class A Common Shares	203	173	376
Additional Paid-in Capital	6,020,588	4,085,151	10,105,739
Accumulated Deficit	(1,021,573)	(4,085,326)	(5,106,899)
Stockholders’ Equity	5,000,005	2	5,000,003

Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	$—	155,366	155,366
Transaction costs allocable to warrant liabilities	—	(849,893)	(849,893)
Net loss	(19,845)	(694,527)	(714,372)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.00)	(0.08)	(0.08)

	As Previously Reported	Adjustments	As Restated

Nine months ended September 30, 2020 (unaudited)
Change in fair value of warrant liabilities	—	155,366	155,366
Transaction costs allocable to warrant liabilities	—	(849,893)	(849,893)
Net loss	(19,845)	(694,527)	(714,372)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.00)	(0.08)	(0.08)

Year-ended December 31, 2020 (audited)
Change in fair value of warrant liabilities	$—	$(3,235,433)	$(3,235,433)
Transaction costs allocable to warrant liabilities	—	(849,893)	(849,893)
Net loss	(1,019,277)	(4,085,326)	(5,104,603)
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.14)	(0.56)	(0.70)

Cash Flow Statement for the nine months ended September 30,020 (unaudited)
Net loss	(21,438)	(694,527)	(715,965)
Change in fair value of warrant liabilities	—	(155,366)	(155,366)
Transaction costs allocable to warrant liabilities	—	849,893	849,893

Cash Flow Statement for the year ended December 31, 2020 (audited)
Net loss	(1,019,277)	(4,085,326)	(5,104,603)
Change in fair value of warrant liabilities	—	3,235,433	3,235,433
Transaction costs allocable to warrant liabilities	—	849,893	849,893